DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS — 100.06% Shares Fair Value
Communications — 7.53%
Alphabet, Inc., Class A
(a) (b)
2,000 $ 280,200
Electronic Arts, Inc.
(b)
2,000 275,160
Meta Platforms, Inc., Class A
(a) (b)
700 273,098
828,458
Consumer Discretionary — 4.43%
Amazon.com, Inc.
(a) (b)
2,000 310,400
Home Depot, Inc. (The)
(b)
500 176,480
486,880
Consumer Staples — 5.56%
Costco Wholesale Corp.
(b)
500 347,440
Wal-Mart Stores, Inc.
(b)
1,600 264,400
611,840
Energy — 19.12%
Chevron Corp.
(b)
1,500 221,145
ConocoPhillips
(b)
2,500 279,675
EOG Resources, Inc.
(b)
3,000 341,370
EQT Corp.
(b)
9,000 318,600
Occidental Petroleum Corp.
(b)
5,000 287,850
Schlumberger Ltd.
(b)
7,000 340,900
Williams Companies, Inc. (The)
(b)
9,000 311,940
2,101,480
Financials — 7.30%
Bank of America Corp.
(b)
8,000 272,080
Berkshire Hathaway, Inc., Class
B
(a) (b)
700 268,618
Prudential Financial, Inc.
(b)
2,500 262,325
803,023
Health Care — 18.26%
Amgen, Inc.
(b)
1,000 314,260
Bristol-Myers Squibb Co.
(b)
4,000 195,480
Danaher Corp.
(b)
1,000 239,910
Eli Lilly & Co.
(b)
500 322,805
Johnson & Johnson
(b)
2,000 317,800
Merck & Co., Inc.
(b)
3,000 362,340
UnitedHealth Group, Inc.
(b)
500 255,870
2,008,465
Industrials — 6.62%
Caterpillar, Inc.
(b)
600 180,186
Emerson Electric Co.
(b)
2,000 183,460
Raytheon Technologies Corp.
(b)
4,000 364,480
728,126
Materials — 5.99%
Franco-Nevada Corp.
(b)
2,000 216,500
Newmont Corp.
(b)
4,000 138,040
Sherwin-Williams Co. (The)
(b)
1,000 304,380
658,920

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS — 100.06% - continued Shares Fair Value
Technology — 19.91%
Advanced Micro Devices, Inc.
(a) (b)
1,500 $ 251,535
Apple, Inc.
(b)
2,000 368,800
Cisco Systems, Inc.
(b)
5,000 250,900
Intel Corp.
(b)
6,000 258,480
Microsoft Corp.
(b)
800 318,064
NVIDIA Corp.
(b)
500 307,635
Texas Instruments, Inc.
(b)
1,000 160,120
Visa, Inc., Class A
(b)
1,000 273,260
2,188,794
Utilities — 5.34%
Duke Energy Corp.
(b)
2,500 239,575
Southern Co. (The)
(b)
5,000 347,600
587,175
Total Common Stocks (Cost $9,348,854) 11,003,161
RIGHTS - 0.00%
ABIOMED, Inc.
(c)
9 –
Total Rights Cost ($–) –
MONEY MARKET FUNDS - 0.60%
First American Treasury Obligations Fund, Class X, 5.25%
(d)
66,403 66,403
Total Money Market Funds (Cost $66,403) 66,403
Total Investments — 100.66% (Cost $9,415,257) 11,069,564
Liabilities in Excess of Other Assets — (0.66)% (72,595)
NET ASSETS — 100.00% $ 10,996,969
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for written options.
(c) Security is being fair valued in accordance with the Trust's fair valuation policies and represents 0.00% of the Fund's net assets.
(d) Rate disclosed is the seven day effective yield as of January 31, 2024.

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Written Options
January 31, 2024 (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
WRITTEN OPTIONS - (3.14)%
WRITTEN CALL OPTIONS - (3.14)%
Advanced Micro Devices, Inc. (15) $ (251,535) $ 165.00
February
2024 $ (11,625)
Alphabet, Inc., Class A (20) (280,200) 135.00
February
2024 (13,400)
Amazon.com, Inc. (20) (310,400) 155.00
February
2024 (12,800)
Amgen, Inc. (10) (314,260) 300.00
February
2024 (17,000)
Apple, Inc. (20) (368,800) 190.00
February
2024 (4,840)
Bank of America Corp. (80) (272,080) 32.00
February
2024 (17,760)
Berkshire Hathaway, Inc., Class
B (7) (268,618) 365.00
February
2024 (14,770)
Bristol-Myers Squibb Co. (40) (195,480) 51.00
February
2024 (2,760)
Caterpillar, Inc. (6) (180,186) 280.00
February
2024 (15,114)
Chevron Corp. (15) (221,145) 150.00
February
2024 (2,910)
Cisco Systems, Inc. (50) (250,900) 52.50
February
2024 (2,700)
ConocoPhillips (25) (279,675) 120.00
February
2024 (1,325)
Costco Wholesale Corp. (5) (347,440) 680.00
February
2024 (10,000)
Danaher Corp. (10) (239,910) 230.00
February
2024 (12,600)
Duke Energy Corp. (25) (239,575) 95.00
February
2024 (5,425)
Electronic Arts, Inc. (20) (275,160) 140.00
February
2024 (2,400)
Eli Lilly & Co. (5) (322,805) 610.00
February
2024 (21,890)
Emerson Electric Co. (20) (183,460) 95.00
February
2024 (2,500)
EOG Resources, Inc. (30) (341,370) 118.50
February
2024 (2,700)
EQT Corp. (90) (318,600) 37.50
February
2024 (4,410)
Franco-Nevada Corp. (20) (216,500) 115.00
February
2024 (1,760)
Home Depot, Inc. (The) (5) (176,480) 355.00
February
2024 (2,725)

DCM/INNOVA High Equity Income Innovation Fund
Schedule of Written Options (continued)
January 31, 2024 (Unaudited)
(3.14)% - continued
Intel Corp. (60) $ (258,480) $ 47.00
February
2024 $ (900)
Johnson & Johnson (20) (317,800) 160.00
February
2024 (3,040)
Merck & Co., Inc. (30) (362,340) 110.00
February
2024 (35,850)
Meta Platforms, Inc., Class A (7) (273,098) 370.00
February
2024 (20,181)
Microsoft Corp. (8) (318,064) 395.00
February
2024 (7,440)
Newmont Corp. (40) (138,040) 36.00
February
2024 (1,640)
NVIDIA Corp. (5) (307,635) 555.00
February
2024 (32,275)
Occidental Petroleum Corp. (50) (287,850) 60.00
February
2024 (3,200)
Prudential Financial, Inc. (25) (262,325) 100.00
February
2024 (14,000)
Raytheon Technologies Corp. (40) (364,480) 90.00
February
2024 (9,160)
Schlumberger Ltd. (70) (340,900) 50.00
February
2024 (4,130)
Sherwin-Williams Co. (The) (10) (304,380) 300.00
February
2024 (9,700)
Southern Co. (The) (50) (347,600) 70.00
February
2024 (5,000)
Texas Instruments, Inc. (10) (160,120) 170.00
February
2024 (540)
UnitedHealth Group, Inc. (5) (255,870) 525.00
February
2024 (1,775)
Visa, Inc. (10) (273,260) 270.00
February
2024 (6,150)
Wal-Mart Stores, Inc. (16) (264,400) 165.00
February
2024 (4,032)
Williams Companies, Inc. (The) (90) (311,940) 36.00
February
2024 (3,150)
Total Written Call Options (Premiums Received $298,664) (345,577)
Total Written Options (Premiums Received $298,664) $ (345,577)

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
January 31, 2024 (Unaudited)
MUNICIPAL BONDS — 86.16%
Principal
Amount Fair Value
Connecticut - 4.49%
University of Connecticut General Obligation Bonds, Series
2014 A, 5.00%, 2/15/2031 $ 455,000 $ 455,308
District of Columbia - 2.96%
District of Columbia Carnegie Endowment for International
Peace Revenue Bonds, Series 2006, 4.65%,
11/1/2045
(a)
300,000 300,000
Florida - 6.91%
JEA Florida Water & Sewer System Revenue Refunding Bonds,
Series 2008 A-2, 4.65%, 10/1/2038
(a)
700,000 700,000
Massachusetts - 9.37%
Massachusetts State Health & Educational Facilities Authority
Revenue Bonds, Series 2001 J-2, 3.70%, 7/1/2031
(a)
300,000 300,000
Massachusetts State Housing Finance Agency Housing Revenue
Bonds, Series 2018 200, 4.65%, 12/1/2048
(a)
350,000 350,000
Massachusetts Water Resources Authority Revenue Bonds,
Series 2008 E, 4.40%, 8/1/2037
(a)
300,000 300,000
950,000
Minnesota - 1.99%
Alden-Conger Minnesota Independent School District #242
General Obligation Bonds, Series 2023 B, 5.00%,
9/30/2024 200,000 201,817
New Mexico - 5.92%
University of New Mexico Subordinate Lien System
Improvement Revenue Bonds, Series 2001, 3.90%,
6/1/2026
(a)
600,000 600,000
New York - 13.62%
Battery Park City Authority Junior Revenue Bonds, Series 2019
D-1, 4.62%, 11/1/2038 100,000 100,000
New York City Trust for Cultural Resources Revenue Bonds,
Series 2009 A, 4.62%, 7/1/2032
(a)
150,000 150,000
New York City Trust for Cultural Resources Revenue Bonds,
Series 2006 A-2, 4.25%, 10/1/2036
(a)
200,000 200,000
New York State Energy Research & Development Authority
Facilities Revenue Bonds, Series 2005 A-3, 3.75%,
5/1/2039
(a)
300,000 300,000
New York State Urban Development Corp Revenue Income Tax
Revenue Bonds, Series 2014 A-B, 5.00%, 3/15/2035 350,000 350,716
New York, New York General Obligation Bonds, Series 2020
B-3, 4.01%, 10/1/2046
(a)
280,000 280,000
1,380,716
Ohio - 3.75%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series
2012 B, 4.10%, 5/1/2036
(a)
380,000 380,000

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
MUNICIPAL BONDS — 86.16% - continued
Principal
Amount Fair Value
Pennsylvania - 8.63%
Philadelphia, Pennsylvania General Obligation Bonds, Series
2019 B, 5.00%, 2/1/2024 $ 875,000 $ 875,000
Tennessee - 2.22%
Clarksville, Tennessee Public Building Authority Pooled
Financing Revenue Bonds, Series 1999, 4.96%,
6/1/2029
(a)
225,000 225,000
Texas - 21.37%
Fort Bend Independent School District Variable Rate Unlimited
Tax School Building Bonds, Series 2022 B, 3.65%,
8/1/2052 1,000,000 1,000,490
Hays Consolidated Independent School District Unlimited Tax
School Building General Obligation Bonds, Series
2014, 5.00%, 2/15/2032 1,000,000 1,000,629
Leander Independent School District Unlimited Tax Building
General Obligation Bonds, Series 2023, 5.00%,
2/15/2024 165,000 165,107
2,166,226
Virginia - 4.93%
Fairfax County, Virginia Economic Development Authority
Revenue Bonds, Series 2003 A, 4.25%, 12/1/2033
(a)
500,000 500,000
Total Municipal Bonds (Cost $8,732,895) 8,734,067
MONEY MARKET FUNDS - 12.21%
Federated Hermes Institutional Tax-Free Cash Trust,
Institutional Shares, 4.30%
(b)
1,237,377 1,237,377
Total Money Market Funds (Cost $1,237,377) 1,237,377
Total Investments — 98.37% (Cost $9,970,272) 9,971,444
Other Assets in Excess of Liabilities — 1.63% 164,949
NET ASSETS — 100.00% $ 10,136,393
(a) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
January 31, 2024.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.

Copley Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS — 100.08% Shares Fair Value
Communications — 27.68%
Alphabet, Inc., Class A
(a)
23,210 $ 3,251,721
Booking Holdings, Inc.
(a)
400 1,402,988
Comcast Corp., Class A 93,700 4,360,798
Liberty Broadband Corp. - Series C
(a)
10,470 821,372
Liberty Live Group - Series C
(a)
12,517 466,509
Liberty Media Corp-Liberty SiriusXM
(a)
50,070 1,520,125
Meta Platforms, Inc., Class A
(a)
14,400 5,618,015
Netflix, Inc.
(a)
7,560 4,264,672
Verizon Communications, Inc. 50,500 2,138,675
Walt Disney Co. (The) 53,005 5,091,130
28,936,005
Consumer Discretionary — 4.50%
McDonald's Corp. 6,730 1,970,006
RH
(a)
10,770 2,729,979
4,699,985
Consumer Staples — 3.55%
PepsiCo, Inc. 7,850 1,322,961
Philip Morris International, Inc. 16,520 1,500,842
Procter & Gamble Co. (The) 5,650 887,841
3,711,644
Energy — 6.29%
ConocoPhillips 10,900 1,219,383
Marathon Petroleum Corp. 21,790 3,608,424
Phillips 66 12,070 1,741,822
6,569,629
Financials — 28.25%
American Express Co. 17,600 3,533,024
American International Group, Inc. 63,300 4,399,983
Bank of America Corp. 110,900 3,771,708
Berkshire Hathaway, Inc., Class B
(a)
8,760 3,361,562
Goldman Sachs Group, Inc. (The) 9,560 3,671,136
JPMorgan Chase & Co. 16,580 2,890,889
Morgan Stanley 39,150 3,415,446
U.S. Bancorp 27,220 1,130,719
Wells Fargo & Co. 66,950 3,359,551
29,534,018
Health Care — 7.61%
AbbVie, Inc. 17,000 2,794,800
CVS Health Corp. 41,380 3,077,431
Pfizer, Inc. 76,730 2,077,848
7,950,079
Industrials — 5.95%
Boeing Co. (The)
(a)
7,945 1,676,713
CSX Corp. 65,220 2,328,354
Raytheon Technologies Corp. 24,310 2,215,127
6,220,194

Copley Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS — 100.08% - continued Shares Fair Value
Technology — 16.25%
Apple, Inc. 33,180 $ 6,118,392
Microsoft Corp. 18,350 7,295,593
Oracle Corp. 32,000 3,574,400
16,988,385
Total Common Stocks (Cost $84,522,938) 104,609,939
MONEY MARKET FUNDS - 3.44%
Federated Hermes Treasury Obligations Fund, Institutional
Shares, 5.19%
(b)
3,596,933 3,596,933
Total Money Market Funds (Cost $3,596,933) 3,596,933
Total Investments — 103.52% (Cost $88,119,871) 108,206,872
Liabilities in Excess of Other Assets — (3.52)% (3,679,560)
NET ASSETS — 100.00% $ 104,527,312
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.